Loan Receivable	6 Months Ended
Dec. 31, 2025
Loan Receivable [Abstract]
LOAN RECEIVABLE

5. LOAN RECEIVABLE

Loan receivable consists of the following:

	As of
	December 31, 2025	June 30, 2025
Loan to a third party	$6,234,717	$-
Total Loan receivable	$6,234,717	$-

Loan to a third party was short-term in nature, unsecured, and non-interest bearing. The loan advance was approved by the Board of Directors. The full amount outstanding was fully recovered as of March 31, 2026.